12A. Ordinary share	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Ordinary share

During the year ended December 31, 2013 and 2012, there was no movement with the Company’s issued ordinary shares and the outstanding share.

On January 13, 2013, the company effected a two-for-eleven reverse split of its issued ordinary shares. The information contained hereinreflects retroactive effectof the reverse stock split for all period presented.